Events After the Reporting Period - Additional Information (Details) € / shares in Units, € in Millions				1 Months Ended	12 Months Ended
	Jan. 14, 2023 shares € / shares	Jan. 01, 2023 shares € / shares	Nov. 22, 2022 $ / shares	Apr. 30, 2023 EUR (€)	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares € / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of share options granted in share-based payment arrangement					6,961,501	4,185,360
Weighted average exercise price, Granted | (per share)			$ 10		$ 10	€ 1.16
Ordinary Shares Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of share options granted in share-based payment arrangement	18,600	4,171,572
Share based payment arrangement options expiration period	10 years	10 years
Weighted average exercise price, Granted | € / shares	€ 10.22	€ 10.9
Clinical Success Milestone Related to Phase 2b ROSE2 Clinical Trial
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Milestone payment received | €				€ 5